N-4	Jun. 30, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	MASSMUTUAL ASCEND LIFE INSURANCE CO
Entity Central Index Key	0000723258
Entity Investment Company Type	N-4
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Effective as of the date of this supplement,
Appendix A: Investment Options Available Under the Contract
(“Appendix A”) in the prospectus and the updating summary prospectus is deleted and replaced with the following Appendix A to reflect changes to the footnotes addressing the availability of certain strategies in
California
.
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Indexed Strategies currently available under the Contract. We may change the features of the Indexed Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Strategies, and terminate existing Indexed Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at
www.massmutualascend.com/index-frontier-5-plus
. For additional information about the features of the Indexed Strategies, please see the “Indexed Strategies” section in the prospectus. The practical availability of investment options at the time of sale may vary depending on the broker-dealer through which the Contract is sold. See Appendix D – Financial Intermediary Variations in the prospectus.
Note: If amounts are removed from an Indexed Strategy before the end of its Term, we will apply a Daily Value Percentage adjustment. This may result in a significant reduction in your Strategy value that could exceed any protection from Index loss that would be in place if you held the Indexed Strategy until the end of the Term. You may not be able to invest in certain Indexed Strategies, as noted below.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock
S&P 500 ®	Market Index	1 Year	-10% Floor	1% Cap	Available
S&P 500 ®	Market Index	1 Year	10% Buffer	1% Cap	Available
S&P 500 ®	Market Index	1 Year	10% Buffer	1% Dual Performance Trigger Rate	N/A
S&P 500 ®	Market Index	1 Year	10% Buffer	1% Trigger Rate	N/A
S&P 500 ®	Market Index	1 Year	20% Buffer	1% Trigger Rate	N/A
S&P 500 ®	Market Index	1 Year	20% Buffer	1% Cap	Available
S&P 500 ® 1	Market Index	5 Year	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500 ® 1	Market Index	5 Year	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
SPDR Gold Shares ETF	ETF	1 Year	-10% Floor	1% Cap	N/A
iShares U.S. Real Estate ETF	ETF	1 Year	-10% Floor	1% Cap	N/A
iShares MSCI EAFE ETF	ETF	1 Year	-10% Floor	1% Cap	N/A

1
These two
5-year
Combination Strategies are not available for Contracts with a Contract Effective Date before January 7, 2026. They are not available for Contracts issued in
California
with a Contract Effective Date before July 21, 2026.

The following
1-year
Strategy is available only for Terms beginning on or before July 20, 2026:

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock
First Trust Barclays Edge	Market Index	1 Year	10% Buffer	1% Cap	Available
The following
5-year
Strategies are available only for certain Contracts as noted:

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock
S&P 500 ® 1	Market Index	5 Year	10% Buffer	1% Cap	Available
S&P 500 ® 2	Market Index	5 Year	10% Buffer	5% Upside Participation Rate	Available
S&P 500 ® 3	Market Index	5 Year	20% Buffer	1% Cap	Available

1	This Strategy is only available for Contracts issued before February 21, 2026. It is not available for Contracts issued in California .
2
This Strategy is only available for Contracts issued before May 21, 2025, unless the Contract is issued in
California
. It will be available for Contracts issued in
California
with a Contract Effective Date before September 7, 2026.

3
This Strategy is only available for Contracts issued before February 21, 2026, unless the Contract is issued in
California
. It will be available for Contracts issued in
California
with a Contract Effective Date before September 7, 2026.

The
S&P 500
is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
The
iShares MSCI EAFE ETF
deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.
The
iShares US Real Estate ETF
deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.
The
SPDR Gold Shares ETF
deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in gold bullion.
The
First Trust Barclays Edge
is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.

S And P 500 [Member] | One Year 10 Floor 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 10 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 10 Buffer 1 Dual Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 10 Buffer 1 Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 20 Buffer 1 Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 20 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | Five Year 10 Buffer 5 Upside Participation Rate And 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[1]
Index-Linked Option Available, Crediting Period	5 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Five Year 20 Buffer 5 Upside Participation Rate And 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[1]
Index-Linked Option Available, Crediting Period	5 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Five Year 10 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[2]
Index-Linked Option Available, Crediting Period	5 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | Five Year 10 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[3]
Index-Linked Option Available, Crediting Period	5 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Five Year 20 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[4]
Index-Linked Option Available, Crediting Period	5 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
SPDR Gold Shares ETF [Member] | One Year 10 Floor 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	SPDR Gold Shares ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
iShares US Real Estate ETF [Member] | One Year 10 Floor 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	iShares U.S. Real Estate ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
iShares MSCI EAFE ETF [Member] | One Year 10 Floor 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	iShares MSCI EAFE ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
First Trust Barclays Edge [Member] | One Year 10 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust Barclays Edge
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%

[1]	These two 5-year Combination Strategies are not available for Contracts with a Contract Effective Date before January 7, 2026. They are not available for Contracts issued in California with a Contract Effective Date before July 21, 2026.
[2]	This Strategy is only available for Contracts issued before February 21, 2026. It is not available for Contracts issued in California.
[3]	This Strategy is only available for Contracts issued before May 21, 2025, unless the Contract is issued in California. It will be available for Contracts issued in California with a Contract Effective Date before September 7, 2026.
[4]	This Strategy is only available for Contracts issued before February 21, 2026, unless the Contract is issued in California. It will be available for Contracts issued in California with a Contract Effective Date before September 7, 2026.